Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - Land Lease [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) [Line Items]
Beginning Balance	$ 121,982	$ 324,070
Amortization	(118,049)	(205,424)
Movement in exchange rates	(3,933)	3,336
Ending Balance		$ 121,982